Segmental analysis - Adjusted results reconciliation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of operating segments [line items]
Revenue	$ 26,745	$ 26,726	$ 29,372
ECL	(6,858)	(1,616)	(1,140)
Operating expenses	(16,527)	(25,200)	(17,149)
Share of profit in associates and joint ventures	958	1,030	1,324
Profit before tax	4,318	940	12,407
Adjusted
Disclosure of operating segments [line items]
Revenue	26,477	26,632	27,815
Adjusted
Disclosure of operating segments [line items]
Revenue	26,477	26,632	27,815
ECL	(6,858)	(1,554)	(1,088)
Operating expenses	(14,942)	(16,448)	(15,739)
Share of profit in associates and joint ventures	958	1,030	1,285
Profit before tax	5,635	9,660	12,273
Significant items
Disclosure of operating segments [line items]
Revenue	268	(187)	876
ECL	0	0	0
Operating expenses	(1,585)	(8,524)	(957)
Share of profit in associates and joint ventures	0	0	0
Profit before tax	(1,317)	(8,711)	(81)
Currency translation
Disclosure of operating segments [line items]
Revenue		281	681
ECL		(62)	(52)
Operating expenses		(228)	(453)
Share of profit in associates and joint ventures		0	39
Profit before tax		$ (9)	$ 215